Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	Year ended December 31,
	2023	2024	2025
	revised
	$’000	$’000	$’000
Option grant fee	-	-	5,000
Total	-	-	5,000